Stock-Based Compensation - Stock Options Narrative (Details)		1 Months Ended	3 Months Ended
	Jun. 17, 2020 USD ($) $ / shares shares	Feb. 28, 2021 shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Jan. 20, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			$ 34,230,000	$ 1,404,000
Recapitalization exchange ratio			0.4530		0.4530
Weighted average grant date fair value (in dollars per share) | $ / shares			$ 7.34
Intrinsic value of exercises during period			$ 2,000,000
Share-based payment arrangement, exercise of option, tax benefit			$ 0
Early exercises of nonvested options (in shares) | shares			301,893
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recapitalization exchange ratio					0.4530
Exercise of vested stock options (in shares) | shares		3,246,139
Grant date fair value	$ 16,600,000
Share-based payments arrangement, nonvested award, option, cost not yet recognized, amount			$ 4,200,000
Options outstanding (in shares) | shares			1,623,070
Chief Executive Officer | June 17 2020 Grant One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted (in shares) | shares	3,246,139
Awards granted (in dollars per share) | $ / shares	$ 2.43
Acquisition with shares consideration threshold (in dollars per share) | $ / shares	$ 22.99
Chief Executive Officer | June 17 2020 Grant Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award granted (in shares) | shares	1,623,070
Awards granted (in dollars per share) | $ / shares	$ 2.43
Acquisition with shares consideration threshold (in dollars per share) | $ / shares	$ 38.31
Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payments arrangement, nonvested award, option, cost not yet recognized, amount			$ 20,500,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period (in years)			10 years
Award vesting period (in years)			4 years
Stock options | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition			3 years 14 days
Stock options | Chief Executive Officer | June 17 2020 Grant One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			$ 11,300,000
Stock options | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition			3 years 3 months 29 days
Stock options | New Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			4 years
Award vesting rights, monthly percentage			2.083%
Stock options | New Employee | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			1 year
Award vesting rights, monthly percentage			25.00%
Stock options | Current Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, monthly percentage			2.083%